Provisions, income tax liabilities and other liabilities - Summary of Weighted Average Duration of Obligation for Pensions and Other Long-term Benefits in Principal Countries (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Weighted average duration in main countries	10 years
France
Disclosure of defined benefit plans [line items]
Weighted average duration in main countries	10 years	10 years	12 years
Germany
Disclosure of defined benefit plans [line items]
Weighted average duration in main countries	12 years	12 years	16 years
US
Disclosure of defined benefit plans [line items]
Weighted average duration in main countries	11 years	11 years	15 years
UK
Disclosure of defined benefit plans [line items]
Weighted average duration in main countries	13 years	13 years	17 years